SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Textual) (USD $)	12 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Jun. 30, 2012
Loans held for sale, Carrying Value	$ 0	$ 196,000
Amortization of Mortgage Servicing Rights (MSRs)	14,000	28,000
Proceeds from Sale of Mortgage Servicing Rights (MSR)	13,000,000	13,200,000
Loan Sold Under FHLB Program	1,700,000
Average Loan Serviced	13,300,000
Bank Servicing Fees	35,000	35,000
Mortgage Loans on Real Estate, Periodic Payment Terms	30 years
Mortgage Loans On Real Estate Borrowing Capacity Percentage	95.00%
Loans And Leases Receivable Consumer Home Equity Borrowing Capacity Percentage	80.00%
Deferred Compensation Arrangement with Individual, Compensation Expense	2,000	9,000
Loans and Leases Receivable, Impaired, Description	Independent appraisals for collateral-dependent loans are updated periodically (usually every 12-24 months depending on the size of the loan and the loan-to-value ratio)
Impaired Financing Receivable, Related Allowance	14,000	14,000
SEC Schedule III, Real Estate, Gross	1,200,000	648,000
SEC Schedule III, Real Estate, Write-down or Reserve, Amount	53,000	13,000
Deposits	213,142,000	230,981,000
Employee Stock Ownership Plan (Esop), Compensation Expense	155,000	146,000
Employee Stock Ownership Plan (ESOP), Number of Suspense Shares	140,987	159,663
Employee Stock Ownership Plan (ESOP), Debt Structure, Direct Loan, Amount	1,800,000	2,000,000
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Vested in Period, Fair Value	280,000	280,000
Employee Stock Ownership Plan [Member]
Employee Stock Ownership Plan (ESOP), Number of Suspense Shares	73,266	70,620
Management [Member]
Deposits	4,500,000	4,800,000
First Federal Of Hazard [Member]
Defined Benefit Plan, Funded Percentage		99.10%
First Federal Of Frankfort [Member]
Defined Benefit Plan, Funded Percentage		99.80%
Equity Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized	421,216
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period	10 years
Equity Incentive Plan [Member] | Management [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized	168,486
Pentegra Db Plan [Member]
Employee Stock Ownership Plan (Esop), Compensation Expense	156,000	139,000
Multiemployer Plan Number	333
Multiemployer Plans, Plan Contributions		136,500,000	196,500,000
Multiemployer Plans, Collective-Bargaining Arrangement, Percentage of Contributions	5.00%	5.00%
Pension and Other Postretirement Benefit Expense	876,000	900,000
Loans To Qualified Borrowers [Member]
Loans And Leases Receivable Consumer Home Equity Borrowing Capacity Percentage	90.00%
Loans Secured By Savings [Member]
Loans And Leases Receivable Consumer Home Equity Borrowing Capacity Percentage	90.00%
Multi Family and Nonresidential Loans [Member]
Mortgage Loans on Real Estate, Periodic Payment Terms	25 years
Mortgage Loans On Real Estate Borrowing Capacity Percentage	80.00%
Securities Pledged as Collateral [Member]
Impaired Financing Receivable, Recorded Investment	200,000	227,000
Impaired Financing Receivable, Related Allowance	14,000	14,000
Mortgage Servicing Rights [Member]
Disposal Group, Including Discontinued Operation, Mortgage Loans	$ 104,000	$ 105,000
First Mortgage [Member]
Mortgage Loans On Real Estate Alternate Borrowing Capacity Percentage	90.00%
Second Mortgage [Member]
Loans And Leases Receivable Consumer Home Equity Borrowing Capacity Percentage	10.00%
Construction Loans [Member]
Mortgage Loans On Real Estate Alternate Borrowing Capacity Percentage	80.00%